Income Taxes (Details 1) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Income Taxes Details 1
Income tax benefit at statutory rate	$ 1,323,410	$ 1,452,661
Non-deductible meals and entertainment	(601)	(2,550)
Research and development credit	49,702	32,157
Change in valuation allowance	(1,372,511)	(1,482,268)
Effective income tax